Note 13 - Leases - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Non-current lease liabilities	$ 4,544	$ 5,631
Current lease liabilities	3,866	3,955
Total lease liabilities	$ 8,410	$ 9,586